Related Party Disclosures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party Disclosures
Short-term benefits	$ 0.9	$ 0.9	$ 1.8	$ 1.9
Share-based payments	1.3	0.1	3.9	3.5
Total	$ 2.2	$ 1.0	$ 5.7	$ 5.4